UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21652
Fiduciary/Claymore MLP Opportunity Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices)(Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: November 30

Date of reporting period: June 1, 2011 - August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

FMO Fiduciary/Claymore MLP Opportunity Fund
Portfolio of Investments
August 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 165.7%
	Common Stocks - 0.6%

	Oil and Gas Production - 0.6%
756,924	Abraxas Petroleum Corp.(a) (b) (c)	$ 2,788,582
	(Cost $2,468,889)

Principal
Amount	Description	Value
	Term Loans - 0.0% *
$794,736	Clearwater Subordinated Note NR(a) (b) (c) (d)	262,263
	(Cost $794,736)

Number
of Shares	Description	Value
	Master Limited Partnerships - 165.1%
	Coal - 5.8%
100,000	Alliance Holdings GP, LP	4,750,000
131,800	Alliance Resource Partners, LP	9,472,466
217,270	Natural Resource Partners, LP	6,274,757
365,000	Oxford Resource Partners, LP(e)	7,059,100
		27,556,323

	Diversified Gas Infrastructures - 82.7%
100,150	American Midstream Partners, LP	1,803,702
125,000	Chesapeake Midstream Partners, LP	3,483,750
716,587	Copano Energy, LLC(e)	23,231,751
280,000	Crestwood Midstream Partners, LP	7,156,800
715,616	Crestwood Midstream Partners, LP, Class C(a) (b) (c) (f)	17,183,953
627,095	DCP Midstream Partners, LP(e)	24,312,473
658,654	El Paso Pipeline Partners, LP(e)	24,231,881
664,450	Energy Transfer Equity, LP(e)	25,408,568
329,237	Energy Transfer Partners, LP(e)	14,835,419
1,697,276	Enterprise Products Partners, LP(e)	71,540,183
286,985	Exterran Partners, LP(e)	6,540,388
381,225	MarkWest Energy Partners, LP(e)	18,317,861
334,170	ONEOK Partners, LP(e)	14,523,028
233,590	PAA Natural Gas Storage, LP	4,225,643
2,109,133	Regency Energy Partners, LP(e)	50,366,096
508,415	Targa Resources Partners, LP(e)	17,438,635
531,250	TC PipeLines, LP(e)	23,162,500
490,300	Western Gas Partners, LP(e)	17,807,696
519,000	Williams Partners, LP(e)	28,119,420
		393,689,747

	Marine Transportation - 3.0%
528,700	Teekay Offshore Partners, LP (Marshall Islands)(e)	14,211,456

	Midstream Oil Infrastructure - 57.7%
547,527	Buckeye Partners, LP, Class B(a) (b) (c) (f)	31,133,953
263,700	Enbridge Energy Management, LLC(a) (f)	7,262,298
1,237,004	Enbridge Energy Partners, LP(e)	35,254,614
923,305	Genesis Energy, LP(e)	22,851,799
169,725	Holly Energy Partners, LP(e)	8,605,057
949,215	Kinder Morgan Management, LLC(a) (e) (f)	57,427,508
655,426	Magellan Midstream Partners, LP(e)	39,305,897
250,000	NuStar GP Holdings, LLC(e)	8,630,000
87,000	Oiltanking Partners, LP	2,087,130
767,851	Plains All American Pipeline, LP(e)	46,554,806
100,385	Sunoco Logistics Partners, LP	8,608,014
200,000	TransMontaigne Partners, LP	6,782,000
		274,503,076

	Oil and Gas Production - 6.7%
289,212	EV Energy Partners, LP(e)	19,920,923
412,346	Pioneer Southwest Energy Partners, LP(e)	11,801,342
		31,722,265

	Propane - 9.2%
589,111	Inergy, LP(e)	16,707,188
73,600	NGL Energy Partners, LP	1,577,984
536,800	Suburban Propane Partners, LP(e)	25,492,632
		43,777,804

	Total Master Limited Partnerships - 165.1%
	(Cost $463,442,773)	785,460,671

	Total Long-Term Investments - 165.7%
	(Cost $466,706,398)	788,511,516

	Short-Term Investments - 2.0%
Number
of Shares	Description	Value
	Money Market - 2.0%
9,505,426	Dreyfus Treasury & Agency Cash Management - Investor Shares	$9,505,426
	(Cost $9,505,426)

	Total Investments - 167.7%
	(Cost $476,211,824)	798,016,942
	Liabilities in excess of Other Assets - (27.8%)	(132,189,383)

	Borrowings - (39.9% of Net Assets or 23.8% of Total Investments)	(190,000,000)
	Net Assets - 100.0%	$ 475,827,559

LLC - Limited Liability Company
LP - Limited Partnership

*	Represents less than 0.1% of net assets.
(a)	Non-income producing security.
(b)
Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2011, restricted securities aggregate market value amounted to $51,368,751 or 10.8% of net assets.

(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $51,368,751 which represents 10.8% of net assets.

(d)	Company has filed for protection in federal bankruptcy court.
(e)
All or a portion of these securities have been physically segregated in connection with swap agreements or as collateral for borrowings outstanding.  As of August 31, 2011, the total amount segregated was $493,911,413.

(f)	While non-income producing, security makes regular in-kind distributions
See previously submitted notes to financial statements for the period ended May 31, 2011.

% of Long-Term
Sector	Investments
Diversified Gas Infrastructure	49.9%
Midstream Oil Infrastructure	34.8%
Propane	5.6%
Oil and Gas Production	4.4%
Coal	3.5%
Marine Transportation	1.8%

At August 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$437,596,944	$361,815,100	$(1,395,102)	$360,419,998

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values
Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund values Level 2 derivatives using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and interest rate fluctuations.

The fair value estimate for the Fund's Level 3 security was determined in good faith by the Pricing Committee pursuant to the Valuation Procedures established in good faith by management and approved by the Board of
Trustees. There were various factors considered in reaching fair value determination including, but not limited to, the following: type of security, analysis of the company's performance, and the present value of the the potential future earnings of the investment.

The following table represents the Fund's investments by caption and by level within the fair value hierarchy as of August 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$-	$2,788	$-	$2,788
Master Limited Partnerships:
Coal	27,556	-	-	27,556
Diversified Gas Infrastructures	376,506	17,184	-	393,690
Marine Transportation	14,212	-	-	14,212
Midstream Oil Infrastructure	243,369	31,134	-	274,503
Oil and Gas production	31,722	-	-	31,722
Propane	43,778	-	-	43,778
Term Loans	-	-	262	262
Money Market Fund	9,506	-	-	9,506
Total	$746,649	$51,106	$262	$798,017

Liabilities:
Derivatives	$-	2,591	$-	$2,591
Total	$-	$2,591	$-	$2,591

The following table presents the activity of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended August 31, 2011.

Level 3 Holdings
Beginning Balance at 11/30/10
Other Equity Securities	$-
Incentive Distribution Rights	-
Warrants	-
Term Loans	408
Total Realized Gain/Loss
Other Equity Securities	(23,112)
Incentive Distribution Rights	-
Warrants	-
Term Loans	(296)
Change in Unrealized Gain/Loss
Other Equity Securities	23,112
Incentive Distribution Rights	-
Warrants	-
Term Loans	296
Net Purchases	-
Sales
Other Equity Securities	-
Incentive Distribution Rights	-
Warrants	-
Term Loans	(146)
Transfers In	-
Transfers Out	-
Ending Balance 8/31/11
Other Equity Securities	-
Incentive Distribution Rights	-
Warrants	-
Term Loans	262
Total Level 3 holdings	$262

PAA Natural Gas Storage, LP and Regency Energy Partners, LP transferred from Level 2 to Level 1 as a result of the shares becoming registered, and therefore trading on an exchange.

Interest Rate Swap Agreements

					Unrealized
	Termination	Notional			Appreciation/
Counterparty	Date	Amount ($000)	Fixed Rate	Floating Rate	(Depreciation)
Merrill Lynch	1/30/2013	$30,000	3.49%	1 - Month LIBOR	(1,317,046)
Morgan Stanley	3/19/2013	$30,000	3.13%	1 - Month LIBOR	(1,273,893)
					$(2,590,939)
For each swap noted, the Fund is obligated to pay the fixed rate and entitled to receive the floating rate.

Restricted Securities
					Price at
	Date of			Fair Market	Acquisition Date	8/31/2011
Security	Acquisition	Shares/Par	Current Cost	Value	(unrestricted)*	Price

Abraxas Petroleum Corp.	10/5/2009	756,924	$2,468,889	$2,788,582	$1.75	$3.6841
Buckeye Partners, LP, Class B	1/18/2011	462,959	$25,000,243	$26,414,332	$68.35	$56.8629
Buckeye Partners, LP, Class B	6/10/2011	84,568	$4,566,755	$4,719,621	$62.28	$56.8629
Clearwater Subordinate Note	9/29/2008	$741,219	$741,219	$244,602	$100.00	$33.00
Clearwater Subordinate Note	1/9/2009	$53,517	$53,517	$17,661	$100.00	$33.00
Crestwood Midstream Partners, LP	4/1/2011	715,616	$17,004,790	$17,183,953	$30.56	$24.0128
Total			$49,835,413	$51,368,751

*Valuation of unrestricted security on the acquisition date of the restricted shares.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fiduciary/Claymore MLP Opportunity Fund

By:           /s/ Kevin M. Robinson

Name:      Kevin M. Robinson

Title:        Chief Executive Officer and Chief Legal Officer

Date:        October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Kevin M. Robinson

Name:      Kevin M. Robinson

Title:        Chief Executive Officer and Chief Legal Officer

Date:        October 25, 2011

By:          /s/ John Sullivan

Name:      John Sullivan

Title:        Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:        October 25, 2011